COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans	$ 255
Restricted cash	62	81	81
Royalty Percentage	5.00%
Accrued Royalties	2,444
Annual Management Fee		180	180		180
Rent expenses	3,528	3,325	2,249
Shagrir Systems Limited [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Bank Loans	3,225
Amount of claim	1,980
Pointer Brazil [Member]
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
Payments for Legal Settlements				398
Litigation Settlement Interest				1,669
Litigation Settlement, Expense				2,067
Loss Contingency Accrual, Provision				$ 105
Loss Contingency, Settlement Agreement, Terms				14 years
Litigation Reduction Percentage				43.00%